Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Subsequent Events
Note 13 – Subsequent Events
On May 12, 2022, the Company entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”) with YA II PN, Ltd. (“Yorkville”). Yorkville is a fund managed by Yorkville Advisors Global, LP, headquartered in Mountainside, New Jersey.
Pursuant to the Purchase Agreement, the Company has the right, but not the obligation, to sell to Yorkville up to $100 million of its shares of Class A Common Stock at any time during the 36 months following the execution of the Purchase Agreement, subject to the terms of the Purchase Agreement. To request a purchase, the Company would submit an advance notice to Yorkville specifying the number of shares it intends to sell to Yorkville. At the Company’s option, the shares would be purchased by Yorkville at a price of either (i) 97% of the average of the VWAP (as defined below) on each of the three consecutive trading days commencing on the notice date (an “Option 1 Advance”) or (ii) 97% of the closing VWAP (as defined below) on the effective date of the advance notice (an “Option 2 Advance”); in each case, with the sale occurring following the applicable pricing period. The Company may also specify a certain minimum acceptable price per share in each sale that it requests under the Purchase Agreement (an “Advance”). “VWAP” means, for any trading day, the daily volume weighted average price of the Company’s Class A Common Stock for such date on the NYSE as reported by Bloomberg L.P. during regular trading hours. Each Advance may be for a number of shares of Class A Common Stock with an aggregate value of up to $20,000,000, subject to certain volume limitations and other conditions set forth below. Except as otherwise may be agreed by the Company and Yorkville, each Option 1 Advance and Option 2 Advance would be further limited to 150% or 50%, respectively, of the average trading volume during the three trading days preceding the Advance notice. In no event is Yorkville obligated to purchase any shares that would result in it owning more than 4.99% of the then-outstanding shares of Class A Common Stock. Moreover, under the applicable NYSE rules, in no event will we issue to Yorkville shares that, in the aggregate, would exceed 19.99% of the Company’s outstanding common stock as of the date of the Purchase Agreement (the “Exchange Cap”) unless the Company has received stockholder approval for such issuance or such issuance is otherwise permitted by applicable NYSE rules.

Yorkville’s obligation to purchase shares of Class A Common Stock pursuant to the Purchase Agreement is subject to a number of conditions, including that a registration statement (the “Registration Statement”) be filed with the SEC, registering the resale of the Commitment Fee Shares (as defined below) and the shares to be issued pursuant to any Advance under the Securities Act of 1933, as amended (the “Securities Act”), and that the Registration Statement is declared effective by the SEC. As consideration for Yorkville’s commitment to purchase shares of Class A Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company committed to issue to Yorkville 217,203 shares of Class A Common Stock (the “Commitment Shares”) in three equal installments within six months of execution of the Purchase Agreement.
In addition to the Company’s right to request Advances, within five business days after the filing of the Registration Statement and subject to certain conditions, including with respect to the Company’s trailing five-day VWAP, the Company may also request a pre-advance loan (“Pre-Advance Loan”) from Yorkville, of up to $21,000,000 pursuant to the terms and conditions set forth in the Purchase Agreement. The Pre-Advance Loan will be evidenced by a promissory note (the “Promissory Note”), which will mature on the six- or seven-month anniversary of the Pre-Advance Loan, at the Company’s option. The Promissory Note accrues interest at a rate of 0.0%, but will be issued with 4.76% original issue discount, and will be repaid in equal monthly installments beginning on the second or third month, at the Company’s option, following the date of the Pre-Advance Loan. The Promissory Note may be repaid with the proceeds of an Advance or repaid in cash and, if repaid in cash, together with a 2% premium.

Note 17 — Subsequent Events
The Company has evaluated subsequent events through
March
15, 2022 and determined that there have been no events that have occurred that would require adjustment to, or disclosure in, our consolidated financial statements
.